Commitments and Contingencies (Details) (USD $) In Billions, unless otherwise specified	1 Months Ended		12 Months Ended
	May 31, 2005 item	Oct. 31, 2003 item	Dec. 31, 2014 item	Oct. 12, 2012
Loss contingencies
Number of store leases guaranteed			72
Number of adjudication platforms under investigation	1
Number of pharmacies filing putative action		2
Number of competitors against whom putative actions are filed		2
Number of Caremark entities named as defendants		2
Number of states participating in multi-state investigation			28
Number of stores Drug Enforcement Agency Revoked Licenses in October 2012				2
Lauriello Lawsuit
Loss contingencies
Lauriello lawsuit, amount sought in compensatory damages		3.2